Capital and reserves	6 Months Ended
Jun. 30, 2022
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Capital and reserves
7	Capital and reserves
The movement in GHL Ordinary Shares during the six months ended June 30, 2022 is as follows:

(in thousands of shares)	Class A ordinary shares	Class B ordinary shares

In issue at December 31, 2021	3,619,098	122,882
Restricted ordinary shares issued but not paid	—	(32,452)
In issue at December 31 – fully paid	3,619,098	90,430
Issued for acquisition of non-controlling interests (described below)	77,170	—
Issued in relation to business combination	8,194	—
Restricted share units vested	15,444	112
Exercise of share options	1,185	7,356
Restricted ordinary shares vested	—	10,817
Conversion of Class B ordinary shares to Class A ordinary shares	600	(600)
In issue at June 30 – fully paid	3,721,691	108,115
During the six months ended June 30, 2022, by way of an exchange of shares, the Group acquired additional holdings in subsidiaries offering financial services, increasing ownership interest to 100% in those entities.

$ million

Carrying amount of non-controlling interests acquired	256
GHL Class A ordinary shares issued as consideration for acquisition of non-controlling interests	(417)
Decrease in equity attributable to owners of the Company recognised in accumulated losses	(161)